Income Taxes (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Federal net operating loss carry forwards	$ 5,012,000	$ 4,936,000	$ 4,739,000
State and city net operating loss carry forwards, net of federal tax benefit	1,432,000	1,410,000	1,354,000
Deferred tax assets, Gross	6,444,000	6,346,000	6,093,000
Less: Valuation allowance	(6,444,000)	(6,346,000)	(6,093,000)
Total